January 3, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

     On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Semi-annual Report to shareholders of the Pzena Focused Value Fund series of the Registrant for the six month period ended October 31, 1996.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,
/s/

Robert H. Wadsworth

                            PZENA FOCUSED VALUE FUND

                               Semi-Annual Report

                              For the Period Ended

                                October 31, 1996

                            PZENA FOCUSED VALUE FUND


Dear Shareholders,


      We are pleased to report to you the results of our first interim period of operation. The Fund's net asset value appreciated by 3.7% from its inception on June 24, 1996 through October 31, 1996. Total net assets in the Fund are nearly $2 million.

      While the stock market has sustained its strong upward march in 1996, we continue to search for those companies that sell at low prices relative to their long term earnings potential. Even in this robust market, there are opportunities, particularly with a focused portfolio of approximately 35 securities. We are selecting investments from a market of stocks- not investing in a stock market. The Fund selects companies which exhibit one or both of the following characteristics:

      Current earnings are depressed relative to historical and projected norms;

      The price to normal earnings ratio is low.

      In the event that the market does correct, we have the advantage of owning companies where, over time, earnings will tend to be higher than expectations. With a 3 to 5 year time horizon, our investments should generate an attractive return regardless of market conditions.

      Will there be market corrections periodically? Of course. Can we time a correction? Probably not. That is why we follow our investment strategy, which is not influenced by the tendency to get overly excited either positively or negatively by current conditions. By staying the course and investing for the long term, we hope to be able to produce an attractive result.

      We appreciate your investment in the Fund during its initial months and we at Pzena Investment Management will continue to work diligently to achieve superior investment performance.


      Sincerely,




      /s/

      Richard Pzena

                            PZENA FOCUSED VALUE FUND


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 93.8%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Aluminum: 4.3%
       1,475         Alumax, Inc.............................................................             $ 47,384
         675         Reynolds Metals Co......................................................               37,969
                                                                                                            ------
                                                                                                            85,353
                                                                                                            ------
                     Automobiles: 1.3%
         800         Ford Motor Co...........................................................               25,000
                                                                                                            ------

                     Banks - Major Regional: 1.9%
         400         Nationsbank Corp........................................................               37,700
                                                                                                            ------

                     Banks - Money Center: 3.0%
         150         Bankamerica Corp........................................................               13,725
         325         Bankers Trust New York Corp.............................................               27,462
         225         Chase Manhattan Corp....................................................               19,294
                                                                                                            ------
                                                                                                            60,481
                                                                                                            ------
                     Building Materials: 1.8%
       1,200         USG Corp................................................................               35,400
                                                                                                            ------

                     Chemicals: 3.8%
       1,800         Lyondell Petrochemical Co...............................................               38,250
         850         Union Carbide Corp......................................................               36,231
                                                                                                            ------
                                                                                                            74,481
                                                                                                            ------
                     Chemicals - Diversified: 3.0%
         800         FMC Corp................................................................               58,900
                                                                                                            ------

                     Chemicals - Specialty: 1.3%
         700         Nalco Chemical Co.......................................................               25,463
                                                                                                            ------

                     Computers - Hardware: 1.6%
         250         IBM.....................................................................               32,250
                                                                                                            ------

                     Containers - Metal & Glass: 2.9%
       3,750         Owens Illinois, Inc.....................................................               58,125
                                                                                                            ------
See  accompanying  "Notes to  Financial  Statements."

                            PZENA FOCUSED VALUE FUND


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Distributors - Food/Health: 7.8%
       5,825         Fleming Companies, Inc..................................................            $ 101,209
       1,800         Supervalu, Inc..........................................................               53,550
                                                                                                            ------
                                                                                                           154,759
                                                                                                           -------
                     Financial - Diversified: 4.3%
       1,350         Ambac, Inc..............................................................               84,375
                                                                                                            ------

                     Foods: 2.5%
       1,700         RJR Nabisco Holdings Corp...............................................               49,088
                                                                                                            ------

                     Health Care - Managed Care: 3.1%
       1,600         United Healthcare Corp..................................................               60,600
                                                                                                            ------

                     Homebuilding: 2.2%
         625         Centex Corp.............................................................               18,828
         950         Pulte Corp..............................................................               25,175
                                                                                                            ------
                                                                                                            44,003
                                                                                                            ------
                     Insurance - Multi Line: 3.1%
         475         Cigna Corp..............................................................               61,988
                                                                                                            ------

                     Leisure Time - Products: 4.8%
       1,575         Brunswick Corp..........................................................               37,012
       3,000         Polaris Industries, Inc.................................................               58,875
                                                                                                            ------
                                                                                                            95,887
                                                                                                            ------
                     Machinery - Diversified: 4.6%
       2,975         Coltec Industries, Inc..................................................               51,319
       1,600         Lam Research Corp.......................................................               39,000
                                                                                                            ------
                                                                                                            90,319
                                                                                                            ------
                     Oil & Gas - Refining/Marketing: 4.5%
         675         Ashland, Inc............................................................               28,687
       1,150         Mapco, Inc..............................................................               35,794
         450         Tosco Corp..............................................................               25,256
                                                                                                            ------
                                                                                                            89,737
                                                                                                            ------
See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Retail - Specialty Apparel: 1.9%
       2,075         Limited, Inc............................................................             $ 38,128
                                                                                                          --------

                     Telecommunications - Long Distance: 0.3%
         150         AT&T Corp...............................................................                5,231
                                                                                                             -----

                     Textiles - Apparel: 4.4%
       1,425         Fruit of the Loom, Inc., Class A........................................               51,834
         550         VF Corp.................................................................               35,956
                                                                                                            ------
                                                                                                            87,790
                                                                                                            ------
                     Textiles - Specialty: 5.3%
       9,200         Burlington Industries, Inc..............................................              104,650
                                                                                                           -------

                     Tobacco: 1.6%
         350         Philip Morris Companies, Inc............................................               32,419
                                                                                                            ------

                     Transportation/Air Freight: 5.0%
       1,225         Federal Express Corp....................................................               98,612
                                                                                                            ------

                     Transportation/Airlines: 5.0%
         200         AMR Corp................................................................               16,800
       1,175         Delta Airlines, Inc.....................................................               83,278
                                                                                                            ------
                                                                                                           100,078
                                                                                                           -------
                     Transportation/Railroads: 4.2%
       3,350         Canadian Pacific, Ltd...................................................               84,588
                                                                                                            ------

                     Utilities/Electric Companies: 1.3%
       1,200         Puget Sound Power & Light Co............................................               26,550
                                                                                                           ------

                     Utilities/Natural Gas: 0.7%
         850         Transcanada Pipeline, Ltd...............................................               14,344
                                                                                                            ------

                     Utilities/Power Producers - Independent: 1.0%
       1,250         Wheelabrator Technologies, Inc..........................................               19,375
                                                                                                            ------
See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


PORTFOLIO OF INVESTMENTS at October 31, 1996 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Waste Management: 1.3%
       2,850         Waste Management International PLC, ADR.................................             $ 26,006
                                                                                                          --------


                     Total Common Stocks (cost $1,774,916)...................................            1,861,680
                                                                                                         ---------

Principal Amount     REPURCHASE AGREEMENT: 18.9%
------------------------------------------------------------------------------------------------------------------------------------
    $376,000         Star Bank Repurchase Agreement, 5.0%, dated 10/31/96, due 11/1/96, collateralized by $405,000 GNMA, 6.50%, due 1/20/2024 (value of
                     collateral is $406,392) (proceeds $376,052) (cost $376,000).............              376,000
                                                                                                           -------

                     Total Investments in Securities (cost $2,150,916+): 112.7% .............            2,237,680
                     Liabilities in excess of Other Assets: (12.7)%..........................             (253,310)
                                                                                                          --------
                     Total Net Assets: 100.0% ...............................................           $1,984,370
                                       =====                                                            ==========

+At October 31, 1996, the cost of investments for federal income tax purposes was the same. Unrealized appreciation and depreciation of securities were as follows:

                     Gross unrealized appreciation...........................................            $ 102,835
                     Gross unrealized depreciation...........................................              (16,071)
                                                                                                           -------
                               Net unrealized appreciation...................................             $ 86,764
                                                                                                          ========

See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES at October 31, 1996 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $2,150,916) (Note 2-A) ...........           $2,237,680
      Cash...................................................................................                  938
      Receivables:
            Dividends and interest ..........................................................                1,554
            From Advisor.....................................................................                4,759
      Organization costs (net of accumulated amortization of $2,473).........................               32,527
      Prepaid expenses.......................................................................                2,697
                                                                                                             -----
                  Total assets ..............................................................            2,280,155
                                                                                                         ---------

LIABILITIES
      Organization costs payable.............................................................               35,000
      Payable for securities purchased.......................................................              254,895
      Other accrued expenses and liabilities.................................................                5,890
                                                                                                             -----
                  Total liabilities..........................................................              295,785
                                                                                                           -------

NET ASSETS                                                                                              $1,984,370
                                                                                                        ==========

      Net asset value, offering price and redemption price per share
            ($1,984,370/191,370 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $10.37
                                                                                                            ======

SOURCE OF NET ASSETS
      Paid-in capital .......................................................................           $1,894,354
      Undistributed net investment income....................................................                  627
      Undistributed net realized gain on investment transactions.............................                2,625
      Net unrealized appreciation of investments.............................................               86,764
                                                                                                            ------
            Net assets ......................................................................           $1,984,370
                                                                                                        ==========

See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


STATEMENT OF OPERATIONS - For the Period June 24, 1996* through October 31, 1996
(Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
      Income:
            Dividends........................................................................              $ 4,318
            Interest.........................................................................                1,651
                                                                                                             -----
                  Total income...............................................................                5,969
                                                                                                             -----

      Expenses:
            Advisory fees (Note 3)...........................................................                3,816
            Administration fee (Note 3)......................................................               10,603
            Custodian and accounting fees....................................................                5,386
            Transfer agent fees..............................................................                2,402
            Auditing fees....................................................................                4,241
            Trustees' fees...................................................................                1,060
            Amortization of organization costs...............................................                2,473
            Legal fees.......................................................................                  572
            Reports to shareholders..........................................................                  530
            Miscellaneous....................................................................                  851
                                                                                                               ---
                  Total expenses.............................................................               31,934
                  Less: expense reimbursements (Note 3)......................................              (26,592)
                                                                                                           -------
                  Net expenses...............................................................                5,342
                                                                                                             -----
                        Net investment income ...............................................                  627
                                                                                                               ---

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
            Net realized gain from securities transactions...................................                2,625
            Net change in unrealized appreciation of investments.............................               86,764
                                                                                                            ------
                  Net realized and unrealized gain on investments............................               89,389
                                                                                                            ------
                        Net Increase in Net Assets Resulting from Operations ................             $ 90,016
                                                                                                          ========


*Commencement of operations.

See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              June 24, 1996*
                                                                                                  through
                                                                                             October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income......................................................................           $ 627
Net realized gain on securities transactions...............................................           2,625
Net change in unrealized appreciation of investments.......................................          86,764
                                                                                                     ------
      Net increase in net assets resulting from operations ................................          90,016
                                                                                                     ------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)...............       1,894,354
                                                                                                  ---------
      Total increase in net assets ........................................................       1,984,370

NET ASSETS
Beginning of period........................................................................             -0-
                                                                                                         -
End of period (including undistributed net investment income of $627)......................      $1,984,370
                                                                                                 ==========

(a) A summary of capital shares transactions is as follows:
                                                                                             June 24, 1996*
                                                                                                 through
                                                                                            October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold.................................................................        191,516      $1,895,813
      Shares redeemed.............................................................           (146)         (1,459)
                                                                                             ----          ------
      Net increase................................................................        191,370      $1,894,354
                                                                                          =======      ==========

*Commencement of operations.

See accompanying "Notes to Financial Statements."

                            PZENA FOCUSED VALUE FUND


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   June 24, 1996*
                                                                                                       through
                                                                                                  October 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period.......................................................            $10.00
Income from Investment Operations:
      Net investment income................................................................               .01
      Net realized and unrealized gain on investments......................................               .36
                                                                                                          ---
Total from investment operations...........................................................               .37
                                                                                                          ---

Net Asset Value, End of Period.............................................................            $10.37
                                                                                                       ======

Total Return...............................................................................             10.74%+

Ratios/Supplemental Data:
Net assets, end of period (millions).......................................................             $ 2.0

Ratio of expenses to average net assets:
      Before expense reimbursement.........................................................             10.30%+
      After expense reimbursement..........................................................              1.75%+

Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement.........................................................             (8.37)%+
      After expense reimbursement..........................................................              0.20%+

Portfolio turnover rate....................................................................             12.24%

Average commission rate paid...............................................................           $ 0.0600++

*Commencement of operations.

+Annualized.

++For fiscal years beginning after September 1, 1995, a fund is required to disclose average commission rate per share for security trades on which commissions are charged.

See  accompanying  "Notes to  Financial  Statements."

                            PZENA FOCUSED VALUE FUND


NOTES TO FINANCIAL STATEMENTS at October 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Pzena Focused Value Fund (the "Fund") is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios, which is registered under the Investment Company Act of 1940 as an open-end management company. The Fund began operations on June 24, 1996. The investment objective of the Fund is to seek long term growth of capital.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation: The Fund's investments are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sale price. Other securities are valued at the last quoted bid price. Securities for which market quotations are not readily available, if any, are valued at an independent pricing service or determined following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Securities Transactions, Dividends and Distributions: As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

      D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

      E. Organization Costs. Expenses originally incurred by the Advisor in connection with the organization and registration of the Fund's shares will be borne by the Fund and are being amortized on a straight-line basis over a period of five years.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      Pzena Investment Management, LLC (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund.

                            PZENA FOCUSED VALUE FUND

      The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 1.75% of average net assets annually. Any such reductions made by the Advisor in its fees or payments may be subject to reimbursement by the Fund in the next succeeding fiscal year if the Fund is able to effect such reimbursement and remain in compliance with any expense limitations in effect. For the period ended October 31, 1996, the Advisor has waived its fees and reimbursed the Fund in the amount of $22,776.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

      Under $15  million - $30,000

     $15 to $50 million - 0.20% of average net assets

     $50 to $100 million - 0.15% of average net assets

     $100 to $150 million - 0.10% of average net assets

     Over $150 million - 0.05% of average net assets


     First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and Trustees of the Fund are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITES

      For the period ended October 31, 1996, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,904,795 and $90,030, respectively.

                                     Advisor

                        Pzena Investment Management, LLC
                                830 Third Avenue
                                   14th Floor
                               New York, NY 10022

                                   Distributor

                          First Fund Distributors, Inc.
                             4455 E. Camelback Rd.,
                                   Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                               24 West Carver St.
                              Huntington, NY 11743
                                 (800) 385-7003

                              Independent Auditors

                              Tait, Weller, & Baker
                               2 Penn Center Plaza
                             Philadelphia, PA 19102

                              Counsel to the Trust

                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                             San Francisco, CA 94104

                               Counsel to the Fund

                               Lane Altman & Owens
                               101 Federal Street
                                Boston, MA 02110


                   This report is intended for shareholders of
                     Pzena Focused Value Fund and may not be
                   used as sales literature unless preceded or
                      accompanied by a current prospectus.